Provision for legal proceedings and judicial deposits - Summary Changes in Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		R$ 1,354,171	R$ 1,363,168
Provisions		140,481	157,785
Settlement / Write-offs		(222,790)	(294,741)
Exchange rate		109
Interest	[1]	88,927	127,959
Legal proceedings provision ending balance		1,360,898	1,354,171
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		589,180	534,131
Provisions		25,443	34,962
Settlement / Write-offs		(11,947)	(28,261)
Exchange rate
Interest	[1]	32,730	48,348
Legal proceedings provision ending balance		635,406	589,180
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		332,527	362,725
Provisions		46,989	39,323
Settlement / Write-offs		(76,772)	(117,449)
Exchange rate
Interest	[1]	48,025	47,928
Legal proceedings provision ending balance		350,769	332,527
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		432,464	466,312
Provisions		68,049	83,500
Settlement / Write-offs		(134,071)	(149,031)
Exchange rate		109
Interest	[1]	8,172	31,683
Legal proceedings provision ending balance		R$ 374,723	R$ 432,464

[1]	Includes write-off of interest due to reversals.